Acquisition and Disposition - Additional information (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 31, 2021	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Feb. 28, 2021	Feb. 16, 2021
Business Acquisition [Line Items]
Revenue		$ 90,096	$ 75,243	$ 251,848	$ 198,297	$ 321,324	$ 317,923	$ 307,251
Goodwill		5,927		$ 5,927
Trade names
Business Acquisition [Line Items]
Useful lives of assets acquired				3 years
Trade marks
Business Acquisition [Line Items]
Useful lives of assets acquired				15 years
HuffPost Acquisition
Business Acquisition [Line Items]
Percentage of interest acquired										100.00%
Number of shares issued				8,625,234
HuffPost Acquisition (in shares)				8,625,234
Shares Issued in Exchange for Concurrent Cash Investment				12,544,803
Cash investment		$ 35,000		$ 35,000
Business acquisition price		$ 2.79		$ 2.79
Revenue		$ 9,200		$ 19,100
Ownership interest	51.00%
Loss of disposition	$ 600
Goodwill		$ 5,927		$ 5,927		$ 0
Verizon
Business Acquisition [Line Items]
Number of shares issued				21,170,037
Cash investment									$ 35,000